Income Taxes - Summary of Major Temporary Differences (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ 13,763	$ 13,481
Deferred income tax assets	(3,580)	(3,367)
Net deferred income tax liability	10,183	10,114	$ 10,220	$ 10,144
Property, plant and equipment and exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	12,172	11,985
Lease assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	336	336
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	54	56
Investment in North West Redwater Partnership
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	904	903
Taxable PRT for corporate income tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	256	176
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	41	25
Asset retirement obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(2,098)	(1,822)
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(356)	(354)
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(31)	(33)
Loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(417)	(652)
Unrealized foreign exchange loss on long-term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(39)	(67)
Deferred PRT
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ (639)	$ (439)